STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2018
STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION [Abstract]
STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION
NOTE 8 – STOCKHOLDER’S EQUITY AND SHARE-BASED COMPENSATION

At June 30, 2018 and December 31, 2017, the Company was authorized to issue 1,000 shares of common stock and had 10 shares of common stock issued and outstanding at $0.01 par value per share.  All shares are held by Intermex Holdings II, Inc, which is a wholly-owned subsidiary of Interwire LLC, a company formed for the sole purpose of funding the Stella Point acquisition (see Note 2).  To fund the acquisition, Interwire LLC authorized and issued to Stella Point and other minority stockholders 520,000 and 124,100 Class A units for $52,000,000 and $12,410,000, respectively.

In addition, Interwire LLC issued Class B, C and D incentive units to employees of the Company.  As these units are issued as compensation to the Company’s employees, the expense is recorded by the Company.  For the three and six months ended June 30, 2018, the Company recorded $484,805 and $712,597 of share-based compensation expense related to the Class B incentive units, respectively, which vest 20% on the grant date and an additional 20% on each anniversary thereafter.  Share-based compensation expense for the three months ended June 30, 2017 and the Successor period from February 1, 2017 through June 30, 2017 was $217,757 and $1,247,215, respectively. The performance conditions related to the Class C and D units were not considered probable of being achieved as of June 30, 2018 or December 31, 2017, and therefore, no compensation expense has been recognized.  Shared-based compensation of $2,916,324 for the Predecessor period from January 1, 2017 through January 31, 2017 primarily included the expense associated with stock options and restricted awards that vested due to the Stella Point acquisition.

At June 30, 2018, the unrecognized compensation expense related to the incentive units was $2,237,187, $1,014,983 and $726,696 for Classes B, C, and D, respectively. All remaining unrecognized expense was accelerated in the third quarter of 2018 upon consummation of the Merger (see Note 11).

During the Successor period from January 1, 2018 through June 30, 2018, the number of units and the weighted-average grant date fair value for the incentive units are as follows:

	Successor Company
	Number of Class B Units	Weighted- Average Grant Date Fair Value	Number of Class C Units	Weighted- Average Grant Date Fair Value	Number of Class D Units	Weighted- Average Grant Date Fair Value
Outstanding at
December 31, 2017	7,472,000	$0.4879	4,670,000	$0.2080	4,670,000	$0.1489
Granted	410,000	0.4948	205,000	0.2126	205,000	0.1535
Vested	(2,720,000)	0.4875	-	-	-	-
Outstanding at
June 30, 2018	5,162,000	$0.4884	4,875,000	$0.2082	4,875,000	$0.1491